Derivatives Instruments (Derivative Cash Flow Hedges Recorded in Income and AOCI and Notional Volumes of Outstanding Derivatives Designated as Cash Flow Hedges) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 USD ($)
Cash Flow Hedges
Notional volumes of outstanding derivatives designated as cash flow hedges that are expected to settle			$ 100
Foreign exchange forwards
Cash Flow Hedges
Total gains (losses) in net income	$ 13	$ 0
Cash flow hedges
Cash Flow Hedges
Unrealized losses currently in AOCI to be reclassified into net income within the next twelve months	1
Cash flow hedges | Interest rate swaps
Cash Flow Hedges
Total gains (losses) in net income	0
Total unrealized gain (loss) in AOCI - effective portion, net of tax	1
Cash flow hedges | Interest rate swaps | Regulated
Cash Flow Hedges
Total gains (losses) in net income	0
Cash flow hedges | Interest rate swaps | Power | Non-Regulated
Cash Flow Hedges
Total unrealized gain (loss) in AOCI - effective portion, net of tax	0
Cash flow hedges | Foreign exchange forwards
Cash Flow Hedges
Total gains (losses) in net income	(2)	(3)
Total unrealized gain (loss) in AOCI - effective portion, net of tax	0	(1)
Cash flow hedges | Foreign exchange forwards | 2021
Cash Flow Hedges
Notional volumes of outstanding derivatives designated as cash flow hedges that are expected to settle			$ 350
Cash flow hedges | Foreign exchange forwards | Non-Regulated
Cash Flow Hedges
Total gains (losses) in net income	0	0
Cash flow hedges | Foreign exchange forwards | Regulated
Cash Flow Hedges
Total gains (losses) in net income	$ (2)	$ (3)